Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Core Equity ETF
Entity Central Index Key	0001870102
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Core Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Capital Group Core Equity ETF
Class Name	Capital Group Core Equity ETF
Trading Symbol	CGUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Equity ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUS	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 13.55% on a net asset value (NAV) basis and 13.33% on a market price basis for the year ended
May 31, 2025. These results compare with a 13.52% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, with financials and consumer discretionary sectors leading broad sector gains. The U.S. economy maintained steady growth overall, despite a contraction in the first quarter of 2025. As inflation moderated, the U.S. Federal Reserve implemented three rate cuts in 2024 to stimulate the economy and improve consumer sentiment.
Holdings in most equity sectors produced positive returns, with shares of consumer staples, consumer discretionary and information technology particularly additive to results. Financials, real estate and communication services also saw returns surpassing those of the overall portfolio. Industrials shares were also positive, though below the portfolio’s overall return.
The fund’s holdings in the materials, health care, energy and utilities sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Core Equity ETF (at NAV) 2	13.55%	12.71%
S&P 500 Index 3	13.52%	11.89%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,483,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 5,483
Total number of portfolio holdings	68
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent
registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upo
n re
commendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or p
rocedure.